5. Shareholders' Equity	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Equity [Abstract]
Shareholders' Equity

Note 5 – Shareholders’ Equity

The Company has 75,000,000 shares of common stock authorized with a par value of $0.001 per share. As of May 31, 2021 and 2020, the Company had 11,490,000 shares issued and outstanding.

Note 5 – Shareholders’ Equity

The Company has 75,000,000 shares of common stock authorized with a par value of $0.001 per share. As of February 28, 2021 and February 29, 2020, the Company had 11,490,000 shares issued and outstanding.